Leases - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating lease liabilities under Topic 842
Operating leases - 2021	$ 34,322
Operating leases - 2022	25,062
Operating leases - 2023	22,900
Operating leases - 2024	21,778
Operating leases - 2025	18,870
Operating leases - later years	51,807
Operating leases - Total	174,739
Less: Imputed interest	(22,151)
Operating lease liabilities	152,588	$ 165,139
Finance lease liabilities under Topic 842
Finance leases - 2021	3,897
Finance leases - 2022	3,402
Finance leases - 2023	3,492
Finance leases - 2024	3,589
Finance leases - 2025	3,701
Finance leases - later years	8,850
Finance leases - Total	26,931
Less: imputed interest	(4,359)
Finance lease liabilities	$ 22,572	$ 19,810